Guarantee liabilities - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Maximum [Member]
The terms of the guarantee range	5 years	5 years
Minimum [Member]
The terms of the guarantee range	1 year	1 year